Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	37,440,552	37,440,552
Common Stock, shares outstanding	35,348,176	35,348,176
Treasury Stock, shares	2,092,376	2,092,376